Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000251008 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000251008 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251008 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000024655 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024655 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024655 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000024656 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024656 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024656 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000024660 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000024660 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024660 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000024660 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024660 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024660 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024660 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024660 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024660 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000024660 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000024661 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000024661 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024661 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000024661 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024661 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024661 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024661 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024661 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024661 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000024661 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000176845 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176845 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176845 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176845 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176845 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176845 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176845 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000176845 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000176845 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000176845 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000024662 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000024662 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024662 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000024662 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024662 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024662 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024662 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024662 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024662 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000024662 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	41.70%